Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Schedule of Operating Revenues and Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Mobile services	₩ 7,585,939	₩ 7,318,087	₩ 7,140,333
Fixed-line services	5,191,735	5,157,728	5,142,359
Fixed-line and VoIP telephone services	1,116,286	1,188,365	1,249,024
Broadband Internet access services	2,683,700	2,634,200	2,578,558
Data communication services	1,391,749	1,335,163	1,314,777
Media and content	3,085,463	3,107,444	3,206,521
Financial services	3,473,946	3,742,655	3,967,763
Sale of goods	4,864,906	3,373,686	3,292,514
Others	4,345,919	4,024,873	3,845,755
Operating revenue and other income	₩ 28,547,908	₩ 26,724,473	₩ 26,595,245